Financial instruments - Financial Obligations (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 17,330
Contractual cash flows	17,545
Contractual obligation, due less than 1 year	16,340
Contractual obligation, due 1-3 years	889
Contractual obligation, due 4-5 years	316
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	15,808
Contractual cash flows	15,808
Contractual obligation, due less than 1 year	15,808
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Operating lease obligations
Other Commitments [Line Items]
Carrying amount	1,522
Contractual cash flows	1,737
Contractual obligation, due less than 1 year	532
Contractual obligation, due 1-3 years	889
Contractual obligation, due 4-5 years	$ 316